Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share capital

	Ordinary A shares listed in PRC	Foreign invested H shares listed overseas	Total
	RMB’000	RMB’000	RMB’000
As at 31 December 2020 and 31 December 2019	7,328,814	3,495,000	10,823,814